Intangible Assets	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets
16.	INTANGIBLE ASSETS

(1)	Details of intangible assets are as follows (Unit: Korean Won in millions):

	December 31, 2022
	Goodwill	Industrial property rights	Development cost	Other intangible assets	Membership deposit	Construction in progress	Total
Acquisition cost	397,527	2,219	754,031	1,244,516	46,231	3,027	2,447,551
Accumulated amortization	—	(1,576)	(541,404)	(1,018,591)	—	—	(1,561,571)
Accumulated impairment losses	—	—	—	(33,552)	(3,314)	—	(36,866)

Net carrying value	397,527	643	212,627	192,373	42,917	3,027	849,114

	December 31, 2023
	Goodwill	Industrial property rights	Development cost	Other intangible assets	Membership deposit	Construction in progress	Total
Acquisition cost	445,093	2,292	859,678	1,388,397	50,857	8,142	2,754,459
Accumulated amortization	—	(1,783)	(617,587)	(1,101,688)	—	—	(1,721,058)
Accumulated impairment losses	—	—	—	(33,553)	(3,006)	—	(36,559)

Net carrying value	445,093	509	242,091	253,156	47,851	8,142	996,842

(2)	Details of changes in intangible assets are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2021
	Goodwill	Industrial property rights	Development cost	Other intangible assets	Membership deposit	Construction in progress	Total
Beginning balance	334,290	709	208,873	205,445	36,091	6,669	792,077
Acquisitions	—	247	74,444	49,137	2,437	977	127,242
Disposal	—	—	—	—	(347)	—	(347)
Amortization (*)	—	(233)	(80,128)	(68,950)	—	—	(149,311)
Impairment losses	—	—	—	(18)	(93)	—	(111)
Transfer	—	—	4,518	2,946	—	(7,464)	—
Foreign currencies translation adjustments	11,159	—	—	2,952	232	—	14,343
Others	—	—	1	1,670	(713)	535	1,493

Ending balance	345,449	723	207,708	193,182	37,607	717	785,386

(*)	Amortization of other intangible assets amounting to 13,963 million Won is included in other operating expenses.

	For the year ended December 31, 2022
	Goodwill	Industrial property rights	Development cost	Other intangible assets	Membership deposit	Construction in progress	Total
Beginning balance	345,449	723	207,708	193,182	37,607	717	785,386
Acquisitions	—	162	91,992	62,073	6,571	2,421	163,219
Disposal	—	—	—	(2)	(1,295)	—	(1,297)
Amortization (*)	—	(242)	(87,294)	(75,299)	—	—	(162,835)
Impairment losses	—	—	—	—	88	—	88
Transfer	—	—	300	182	—	(482)	—
Business combination	57,670	—	—	7,795	—	—	65,465
Foreign currencies translation adjustments	(5,592)	—	(5)	(865)	(42)	(53)	(6,557)
Others	—	—	(74)	5,307	(12)	424	5,645

Ending balance	397,527	643	212,627	192,373	42,917	3,027	849,114

(*)	Amortization of other intangible assets amounting to 14,664 million Won is included in other operating expenses.

	For the year ended December 31, 2023
	Goodwill	Industrial property rights	Development cost	Other intangible assets	Membership deposit	Construction in progress	Total
Beginning balance	397,527	643	212,627	192,373	42,917	3,027	849,114
Acquisitions	—	72	105,596	125,509	4,000	7,612	242,789
Disposal	—	—	—	(1,028)	(1,290)	—	(2,318)
Amortization (*)	—	(206)	(76,192)	(84,556)	—	—	(160,954)
Reversal of impairment losses	—	—	—	—	37	—	37
Transfer	—	—	61	650	(392)	(350)	(31)
Business combination	41,527	—	—	18,882	2,565	—	62,974
Foreign currencies translation adjustments	6,039	—	(1)	854	4	(28)	6,868
Others	—	—	—	472	10	(2,119)	(1,637)

Ending balance	445,093	509	242,091	253,156	47,851	8,142	996,842

(*)	Amortization of other intangible assets amounting to 22,349 million Won is included in other operating expenses.

(3)	Goodwill

1)	Details of allocated goodwill based on each cash-generating unit as of December 31, 2022 and 2023 are as follows (Unit: Korean Won in millions):

Cash-generating unit (*1)	December 31, 2022	December 31, 2023
Woori Asset Management Corp.	43,036	43,036
Woori Global Asset Management Co., Ltd.	2,030	2,030
Woori Asset Trust Co., Ltd.	141,780	141,780
Woori Venture Partners Co., Ltd.	—	41,527
PT Bank Woori Saudara Indonesia 1906 Tbk (*2)	97,029	100,267
WOORI BANK (CAMBODIA) PLC (*3)	55,570	56,513
PT Woori Finance Indonesia Tbk. (*4)	51,382	53,097
Others	6,700	6,843

Total	397,527	445,093

(*1)
Allocated to the cash-generating unit that will benefit from the synergy effect of the business combination, and the cash-generating unit is generally comprised of the operating segment or sub-sectors.

(*2)	The Group has acquired Saudara Bank to expand retail sales in Indonesia and recognized the goodwill as it is expected to strengthen the competitiveness by securing a local sales network in Indonesia.
(*3)	The Group has acquired VisionFund Cambodia to expand Cambodian retail sales, and recognized goodwill based on the economies of scale and acquired customer base.
(*4)
The Group has acquired PT Batavia Prosperindo Finance Tbk to expand installment finance business in Indonesia, and recognized the goodwill as it is expected to strengthen the competitiveness and existing customer relationships by securing sales network of used cars in Indonesia.

2)	Impairment test
The recoverable amount of the cash-generating unit is measured at larger amount among the fair value less costs to sell or the value to use.
The net fair value is calculated by deducting costs of disposal from the amount received from the sale of the cash-generating unit in an arm’s length transaction between the parties with reasonable judgment and willingness to negotiate. In case of difficulty in measuring this amount, the sale amount of a similar cash-generating unit in the past market is calculated by reflecting the characteristics of the cash-generating unit. If reliable information related to fair value less costs to sell is not available, value in use is considered as recoverable amount. Value in use is the present value of future cash flows expected to be generated by the cash-generating unit. Future cash flows are estimated based on the latest financial budget approved by the management, with an estimated period of up to five years. The Group applied 1.0% - 4.3% growth rate to estimate future cash flow for the period over five years. The main assumptions used to estimate cash flows are about the size of the market and the share of the group. The appropriate discount rate for discounting future cash flows is the pre-tax
discount rate, including assumptions about risk-free interest rates, market risk premium, and systemic risk of cash-generating units. The impairment test, which compares the carrying amount and recoverable amount of the cash-generating unit to which goodwill has been allocated, is conducted every year and every time an impairment sign occurs.

(Unit:  %, Korean Won in millions)

Category	Woori Asset Trust Co., Ltd.	Woori Asset Management Corp. (*)	Woori Venture Partners Co., Ltd.	PT Bank Woori Saudara Indonesia 1906 Tbk	WOORI BANK (CAMBODIA) PLC	PT Woori Finance Indonesia Tbk
Discount rate (%)	16.61	16.44	16.93	11.39	17.72	15.33
Terminal growth rate (%)	1.0	1.0	1.0	1.0	1.0	4.3
Recoverable amount	439,760	186,709	275,795	979,387	586,446	159,255
Carrying amount	414,455	160,596	221,248	740,558	509,730	120,355

(*)	The Group conducted a consolidated impairment test on the goodwill of Woori Asset Management and Woori Global Asset Management, which are scheduled to merge in January 2024.
As a result of the impairment test on goodwill, it is determined that the carrying amount of the cash-generating unit to which the goodwill has been allocated will not exceed the recoverable amount.

3)	Sensitivity analysis
The sensitivity of the fair value measurement to changes in significant but unobservable inputs used in measuring fair value is as follows (Unit: Korean Won in millions):

Category		Woori Asset Trust Co., Ltd.	Woori Asset Management Corp.	Woori Venture Partners Co., Ltd.	PT Bank Woori Saudara Indonesia 1906 Tbk	WOORI BANK (CAMBODIA) PLC	PT Woori Finance Indonesia Tbk
Discount rate (%).	Increase by 1.0% point	(33,658)	(7,931)	(32,715)	(95,630)	(47,185)	(14,150)
	Decrease by 1.0% point	40,101	9,343	38,927	116,564	53,812	17,719
Terminal growth rate (%)	Increase by 1.0% point	23,853	5,217	24,520	47,933	9,762	13,470
	Decrease by 1.0% point	(20,274)	(4,451)	(20,874)	(39,513)	(8,659)	(10,734)